Significant Agreements (Details 7) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 Other arrangements Sotarcept Development milestone Maximum	Dec. 31, 2004 Other arrangements ACE-536 Development milestone Maximum	Sep. 30, 2013 Other arrangements License agreement with a non-profit institution	Sep. 30, 2012 Other arrangements License agreement with a non-profit institution	Sep. 30, 2013 Other arrangements License agreement with a non-profit institution	Sep. 30, 2012 Other arrangements License agreement with a non-profit institution	Dec. 31, 2012 Other arrangements License agreement with a non-profit institution	Dec. 31, 2011 Other arrangements License agreement with a non-profit institution	Dec. 31, 2004 Other arrangements License agreement with a non-profit institution Minimum	Dec. 31, 2004 Other arrangements License agreement with a non-profit institution Maximum	Dec. 31, 2004 Other arrangements License agreement with a non-profit institution Common Stock	Sep. 30, 2013 Other arrangements License agreement with certain individuals	Sep. 30, 2012 Other arrangements License agreement with certain individuals	Dec. 31, 2012 Other arrangements License agreement with certain individuals	Dec. 31, 2011 Other arrangements License agreement with certain individuals	Dec. 31, 2004 Other arrangements License agreement with certain individuals	Dec. 31, 2004 Other arrangements License agreement with certain individuals Dalantercept Development and sales milestone Maximum	Sep. 30, 2013 Other arrangements License agreement with research institution	Sep. 30, 2012 Other arrangements License agreement with research institution	Dec. 31, 2012 Other arrangements License agreement with research institution	Dec. 31, 2012 Other arrangements License agreement with research institution Development and commercial milestone Maximum	Dec. 31, 2012 Other arrangements License agreement with research institution Commercial milestones
Significant Agreements
Number of shares issued as compensation for licenses																	62,500
Fair value of shares issued as compensation for licenses																	$ 25,000
Total potential milestone payments							2,000,000	700,000															1,000,000				1,000,000	800,000
Milestone fees payable as percentage of research and U.S. development progress and sublicensing revenue															10.00%	25.00%
Royalty payable as percentage of net sales															1.00%	3.50%										1.50%
Milestones and fees expensed									50,000	0	50,000	0	0	100,000				0	0					0	0
Fees based on sublicensing revenue expensed	8,143,000	8,722,000	25,834,000	25,646,000	35,319,000	32,713,000							0	500,000						0	0					0
Percentage of reduction in royalty rate for a period of time after patent expiration																						50.00%
Annual payment upon first commercial sale																										$ 25,000